LOAN FROM THIRD PARTIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LOAN FROM THIRD PARTIES
Line of Credit Facility, Maximum Borrowing Capacity		$ 2,185,569
Line of Credit Facility, Interest Rate During Period		4.00%
Debt Instrument, Periodic Payment, Interest	$ 0	$ 67,303